Segment Information	12 Months Ended
Dec. 31, 2017
Segment information [abstract]
Segment information
5	Segment information

The Group manages its business by divisions, which are organized by business lines. In view of the fact that the Company and its subsidiaries operate mainly in the PRC, no geographical segment information is presented.

In a manner consistent with the way in which information is reported internally to the Group’s chief operating decision maker, Board of Directors, for the purposes of resource allocation and performance assessment, the Group has identified the following five reportable segments. No operating segments have been aggregated to form the following reportable segments.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Unallocated items mainly comprise investments accounted for using the equity method, deferred income tax assets, cash and cash equivalents,time deposits,entrusted lending and incomes relating to these assets (such as share of profit of investments accounted for using equity method and interest income) and borrowings and interest expenses.

The Group principally operates in five operating segments: synthetic fibres, resins and plastics, intermediate petrochemicals, petroleum products and trading of petrochemical products. Synthetic fibres, resins and plastics, intermediate petrochemicals and petroleum products are produced through intermediate steps from the principal raw material of crude oil. The specific products of each segment are as follows:

(i)	The synthetic fibres segment produces primarily polyester, acrylic fibres and carbon fibres, which are mainly used in the textile and apparel industries.

(ii)	The resins and plastics segment produces primarily polyester chips, polyethylene resins, polypropylene resins and PVA granules. The polyester chips are used to produce polyester fibres, coating and containers. Polyethylene resins and plastics are used to produce insulated cable, mulching films and moulded products such as housewares and toys. Polypropylene resins are used for films, sheets and moulded products such as housewares, toys, consumer electronics and automobile parts.

(iii)	The intermediate petrochemicals segment primarily produces p-xylene, benzene and ethylene oxide. The intermediate petrochemicals produced by the Group are both served as raw materials in the production of other petrochemicals, resins, plastics and synthetic fibres, and sold to external customers.

(iv)	The petroleum products segment is equipped with crude oil refinery facilities used to produce qualified refined gasoline, fuel, diesel oil, heavy oil and liquefied petroleum gas, and provide raw materials for the Group’s downstream petrochemical processing facilities.

(v)	The trading of petrochemical products segment is primarily engaged in importing and exporting of petrochemical products. The products are sourced from international and domestic suppliers.

(vi)	Other operating segments represent the operating segments which do not meet the quantitative threshold for determining reportable segments. These include investment property leasing, service provision and a variety of other commercial activities.

	2015			2016			2017
	Total segment revenue	Inter- segment revenue	Revenue from external customers	Total segment revenue	Inter- segment revenue	Revenue from external customers	Total segment revenue	Inter- segment revenue	Revenue from external customers
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Synthetic fibres	2,397,015	—	2,397,015	1,915,242	—	1,915,242	2,061,765	—	2,061,765
Resins and plastics	10,348,002	106,042	10,241,960	10,164,433	91,673	10,072,760	10,596,844	123,824	10,473,020
Intermediate petrochemicals	23,305,685	13,697,886	9,607,799	20,360,722	11,248,718	9,112,004	23,302,939	12,949,321	10,353,618
Petroleum products	47,473,490	3,579,131	43,894,359	38,776,209	3,514,487	35,261,722	53,259,378	8,737,935	44,521,443
Trading of petrochemical products	16,940,621	3,220,905	13,719,716	22,148,401	1,551,453	20,596,948	24,953,285	1,240,250	23,713,035
Others	1,429,317	542,028	887,289	1,369,671	485,441	884,230	1,364,977	525,443	839,534

	101,894,130	21,145,992	80,748,138	94,734,678	16,891,772	77,842,906	115,539,188	23,576,773	91,962,415

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Segment result - Profit/(loss) from operations
Petroleum products	1,862,304	3,812,973	3,120,024
Resins and plastics	1,218,598	1,637,578	1,355,908
Intermediate petrochemicals	956,820	1,810,011	2,206,128
Trading of petrochemical products	15,165	51,168	60,583
Synthetic fibres	(356,399)	(608,891)	(475,266)
Others	212,444	75,017	134,496

Profit from operations	3,908,932	6,777,856	6,401,873
Net finance (expenses)/income	(243,779)	83,685	207,332
Share of profit of investments accounted for using the equity method	572,035	916,754	1,243,693

Profit before taxation	4,237,188	7,778,295	7,852,898

Other profit and loss disclosures

	2015			2016			2017
	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory write down	Depreciation and amortisation	Impairment loss	Inventory (write-down) /reversal
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Synthetic fibres	(159,472)	—	(4,768)	(137,153)	(185,096)	(38,750)	(79,658)	(49,107)	(38,287)
Resins and plastics	(122,558)	—	(339)	(120,641)	—	1,575	(163,618)	(9)	(5,177)
Intermediate petrochemicals	(552,833)	(50,001)	(429)	(525,698)	(14,351)	(642)	(538,435)	(50,210)	(4,487)
Petroleum products	(979,911)	—	(3,168)	(886,784)	(53,155)	—	(922,670)	(44)	(12,399)
Trading of petrochemical products	(175)	—	(13,150)	(176)	—	—	(171)	—	—
Others	(230,012)	(756)	(23,014)	(211,808)	(1,570)	(38,451)	(129,577)	(18,875)	(111)

	(2,044,961)	(50,757)	(44,868)	(1,882,260)	(254,172)	(76,268)	(1,834,129)	(118,245)	(60,461)

	As at 31 December
	2016	2017
	Total assets	Total assets
	RMB’000	RMB’000
Allocated assets
Synthetic fibres	1,405,804	1,101,836
Resins and plastics	1,821,576	2,184,706
Intermediate petrochemicals	4,441,418	5,122,226
Petroleum products	13,426,863	13,792,883
Trading of petrochemical products	1,186,590	1,229,927
Others	2,323,376	1,883,275

Allocated assets	24,605,627	25,314,853

Unallocated assets
Investments accounted for using the equity method	3,688,794	4,452,044
Cash and cash equivalents	5,440,623	7,504,266
Time deposits with financial institutions	—	2,000,000
Deferred income tax assets	103,091	119,307
Others	107,475	52,993

Unallocated assets	9,339,983	14,128,610

Total assets	33,945,610	39,443,463

	As at 31 December
	2016	2017
	Total liabilities	Total liabilities
	RMB’000	RMB’000
Allocated liabilities

Synthetic fibres	344,287	461,706
Resins and plastics	1,118,166	1,209,940
Intermediate petrochemicals	1,126,031	1,330,601
Petroleum products	4,323,580	5,718,117
Trading of petrochemical products	1,407,484	1,521,818
Others	76,395	79,584

Allocated liabilities	8,395,943	10,321,766

Unallocated liabilities

Borrowings	546,432	606,157

Unallocated liabilities	546,432	606,157

Total liabilities	8,942,375	10,927,923

	2015	2016	2017
	RMB’000	RMB’000	RMB’000
Additions to property, plant and equipment, construction in progress, lease prepayments and other assets

Synthetic fibres	38,629	106,872	130,908
Resins and plastics	94,935	169,330	156,189
Intermediate petrochemicals	180,806	261,291	525,828
Petroleum products	546,996	740,520	1,076,212
Others	96,886	36,965	20,738

	958,252	1,314,978	1,909,875

Entity-wide information

The Group’s revenue from external customers are mainly within Mainland China in 2017, 2016 and 2015.

As at 31 December 2017 and 31 December 2016, assets other than financial instruments are mainly within Mainland China.

Revenue of approximate RMB 39,804,025 thousands (2016: RMB 31,796,065 thousands, 2015: RMB 39,657,297 thousands) are derived from a single customer. These revenues are attributable to the Petroleum products and Others segments.